UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 9/30/2018

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.9%

Communication Services – 2.8%
Diversified Telecommunication Services - 0.2%
ORBCOMM [1]	87,100	$945,906

Entertainment - 0.5%
Chicken Soup For The Soul Entertainment	195,000	1,989,000

Interactive Media & Services - 1.5%
Care.com [1,2]	171,787	3,798,211
QuinStreet [1]	210,850	2,861,234

		6,659,445

Media - 0.6%
comScore [1]	64,195	1,170,275
McClatchy Company (The) Cl. A [1]	69,313	589,854
New Media Investment Group	66,200	1,038,678

		2,798,807

Total		12,393,158

Consumer Discretionary – 11.7%
Auto Components - 1.5%
Fox Factory Holding [1]	5,300	371,265
Motorcar Parts of America [1]	54,800	1,285,060
Sebang Global Battery	50,500	1,709,511
Standard Motor Products	50,860	2,503,329
Stoneridge [1]	13,700	407,164
Unique Fabricating	12,200	98,820

		6,375,149

Distributors - 0.6%
Uni-Select	33,800	575,436
Weyco Group [2]	54,300	1,910,274

		2,485,710

Diversified Consumer Services - 1.1%
Aspen Group [1]	141,520	962,336
Collectors Universe [2]	108,200	1,601,360
Liberty Tax Cl. A [3]	142,900	1,664,785
Universal Technical Institute [1]	270,000	718,200

		4,946,681

Hotels, Restaurants & Leisure - 1.6%
Century Casinos [1]	222,500	1,659,850
Del Taco Restaurants [1]	8,200	96,842
Lindblad Expeditions Holdings [1]	254,000	3,776,980
Lindblad Expeditions Holdings (Warrants) [1]	18,100	74,391
Red Lion Hotels [1]	115,500	1,443,750

		7,051,813

Household Durables - 1.7%
Cavco Industries [1,2,4]	19,641	4,969,173
Ethan Allen Interiors [2]	18,100	375,575
Flexsteel Industries [2]	16,100	478,814
Lifetime Brands [2]	119,294	1,300,305
Universal Electronics [1]	6,100	240,035
ZAGG [1]	3,700	54,575

		7,418,477

Internet & Direct Marketing Retail - 1.6%
FTD Companies [1]	67,200	176,736
Gaia Cl. A [1,2,4]	125,000	1,925,000
Leaf Group [1]	64,500	645,000
Real Matters [1]	255,000	898,270
Stamps.com [1]	11,700	2,646,540
Yatra Online [1]	105,000	585,900

		6,877,446

Leisure Products - 0.8%
Clarus Corporation	174,926	1,932,932
Nautilus [1]	118,500	1,653,075

		3,586,007

Multiline Retail - 0.0%
Tuesday Morning [1,2,4]	36,700	117,440

Specialty Retail - 1.6%
AutoCanada	237,700	2,508,304
Barnes & Noble Education [1]	80,000	460,800
Destination Maternity [1]	212,000	987,920
Destination XL Group [1]	50,000	125,000
Haverty Furniture	38,400	848,640
Kirkland’s [1]	11,000	110,990
Lazydays Holdings [1]	30,000	226,500
MarineMax [1]	7,600	161,500
Sears Hometown and Outlet Stores [1,2,4]	269,700	768,645
Shoe Carnival [2]	18,416	709,016
Stage Stores [2]	15,000	29,550

		6,936,865

Textiles, Apparel & Luxury Goods - 1.2%
Crown Crafts	112,159	639,306
Culp	32,900	796,180
J.G. Boswell Company [3]	2,490	1,620,990
YGM Trading	2,564,600	2,260,469

		5,316,945

Total		51,112,533

Consumer Staples – 2.6%
Beverages - 0.3%
Crimson Wine Group [1,3]	58,124	514,397
Primo Water [1]	40,400	729,220

		1,243,617

Food Products - 2.2%
AGT Food and Ingredients	25,800	352,150
Farmer Bros. [1,2,4]	62,600	1,652,640
John B. Sanfilippo & Son [2]	17,800	1,270,564
Landec Corporation [1,2]	75,610	1,088,784
RiceBran Technologies [1]	50,000	143,500
Seneca Foods Cl. A [1,2]	81,087	2,732,632
Seneca Foods Cl. B [1]	40,400	1,292,800
SunOpta [1]	176,281	1,295,665

		9,828,735

Household Products - 0.1%
Central Garden & Pet [1]	12,000	432,480

Total		11,504,832

Energy – 8.1%
Energy Equipment & Services - 5.0%
Aspen Aerogels [1]	94,985	434,081
CARBO Ceramics [1,2,4]	70,000	507,500
CES Energy Solutions	25,000	82,453
Computer Modelling Group	437,700	2,863,442
Dawson Geophysical [1]	77,336	478,710
Era Group [1,2]	329,800	4,073,030
Geospace Technologies [1,2]	9,500	130,150
Hornbeck Offshore Services [1,2,4]	460,000	2,704,800
Independence Contract Drilling [1]	134,400	663,936
Mammoth Energy Services	4,500	130,950
Matrix Service [1,2]	28,700	707,455
Nabors Industries	34,000	209,440
Newpark Resources [1]	11,200	115,920
North American Construction Group	50,000	490,000
Pioneer Energy Services [1,2]	245,600	724,520
Precision Drilling [1]	108,600	375,756
Profire Energy [1]	175,000	558,250
SEACOR Marine Holdings [1,2]	197,257	4,463,926
TerraVest Industries	209,000	1,755,623
Total Energy Services	25,700	216,082
Trican Well Service [1]	53,300	95,322

		21,781,346

Oil, Gas & Consumable Fuels - 3.1%
Ardmore Shipping [1]	199,300	1,295,450
Cross Timbers Royalty Trust	67,631	998,234
Dorchester Minerals L.P.	153,963	3,140,845
Dorian LPG [1]	163,138	1,300,210
GeoPark [1]	61,971	1,264,208
Hallador Energy	24,000	149,280
Leucrotta Exploration [1]	489,800	712,905
Panhandle Oil and Gas Cl. A	5,500	101,475
Permian Basin Royalty Trust	176,333	1,403,611
Sabine Royalty Trust [2]	59,548	2,509,948
StealthGas [1]	229,664	817,604
Teekay Offshore Partners L.P.	56,000	131,040

		13,824,810

Total		35,606,156

Financials – 12.9%
Banks - 2.4%
Bank of N.T. Butterfield & Son	43,810	2,271,987
Blue Hills Bancorp	50,000	1,205,000
Bryn Mawr Bank	25,000	1,172,500
Caribbean Investment Holdings [1]	735,635	177,383
Chemung Financial	31,000	1,315,330
Fauquier Bankshares [2]	133,200	3,371,292
Live Oak Bancshares [2]	30,900	828,120
Midway Investments [1,5]	735,647	0

		10,341,612

Capital Markets - 7.7%
ASA Gold and Precious Metals	171,150	1,518,100
Ashford [1]	10,000	758,700
B. Riley Financial	4,600	104,190
Bolsa Mexicana de Valores	1,068,000	2,185,194
Canaccord Genuity Group	203,300	1,086,029
Diamond Hill Investment Group [2]	3,584	592,758
Donnelley Financial Solutions [1]	50,000	896,000
Dundee Corporation Cl. A [1]	413,200	563,026
Fiera Capital Cl. A	78,000	753,641
GAIN Capital Holdings [2]	25,000	162,500
GMP Capital	332,800	587,453
Great Elm Capital Group [1]	515,200	1,674,400
Hamilton Lane Cl. A [2]	32,300	1,430,244
INTL FCStone [1,2]	60,527	2,924,665
JZ Capital Partners [1]	50,000	302,389
Manning & Napier Cl. A	136,600	402,970
MVC Capital	219,900	2,122,035
OHA Investment	59,761	90,538
Pzena Investment Management Cl. A	6,100	58,194
Queen City Investments [3]	948	1,137,600
Silvercrest Asset Management Group Cl. A	203,300	2,815,705
Sprott	1,414,533	3,296,361
U.S. Global Investors Cl. A [2]	439,454	667,970
Urbana Corporation	237,600	498,506
Value Line [2]	131,974	3,286,153
Virtu Financial Cl. A [2,4]	86,200	1,762,790
Vostok New Ventures SDR [1]	100,000	776,380
Warsaw Stock Exchange	52,900	637,790
Westaim Corporation [1]	45,000	111,834
Westwood Holdings Group [2]	12,400	641,576

		33,845,691

Consumer Finance - 0.5%
Currency Exchange International [1]	7,000	165,455
EZCORP Cl. A [1,2]	201,000	2,150,700

		2,316,155

Diversified Financial Services - 0.1%
Waterloo Investment Holdings [1,5]	806,000	241,800

Insurance - 1.2%
Hallmark Financial Services [1,2]	114,000	1,254,000
Health Insurance Innovations Cl. A [1]	4,000	246,600
Heritage Insurance Holdings	6,600	97,812
State Auto Financial	23,500	717,690
Trupanion [1,2,4]	82,300	2,940,579

		5,256,681

Investment Companies - 1.0%
Social Capital Hedosophia Holdings Cl. A [1,2]	438,850	4,349,003

Total		56,350,942

Health Care – 14.5%
Biotechnology - 4.0%
Abeona Therapeutics [1,2,4]	142,221	1,820,429
Aquinox Pharmaceuticals [1,2]	145,397	426,013
Arcturus Therapeutics [1]	106,436	940,894
BioCryst Pharmaceuticals [1]	144,000	1,098,720
CareDx [1]	56,000	1,615,600
Idera Pharmaceuticals [1]	58,061	517,324
Knight Therapeutics [1]	187,000	1,190,059
Mirati Therapeutics [1]	31,100	1,464,810
Theratechnologies [1]	10,000	67,201
Zafgen [1,2,4]	445,381	5,206,504
Zealand Pharma [1]	187,900	3,077,594
Zealand Pharma ADR [1]	10,000	165,200

		17,590,348

Health Care Equipment & Supplies - 5.1%
AtriCure [1,2]	15,000	525,450
Atrion Corporation [2]	6,169	4,286,221
Chembio Diagnostics [1]	35,500	372,750
CryoLife [1]	4,600	161,920
GenMark Diagnostics [1]	20,400	149,940
Inogen [1]	4,300	1,049,716
Invacare Corporation [2]	54,100	787,155
LeMaitre Vascular	5,000	193,700
OraSure Technologies [1,2,4]	50,000	772,500
OrthoPediatrics Corporation [1]	33,300	1,220,112
STRATEC Biomedical	14,000	1,051,680
Surmodics [1,2]	113,700	8,487,705
TearLab Corporation [1,3]	8,500	1,326
Utah Medical Products	33,000	3,108,600

		22,168,775

Health Care Providers & Services - 2.7%
AAC Holdings [1]	89,400	682,122
Aceto Corporation	58,300	131,758
BioTelemetry [1]	47,700	3,074,265
CRH Medical [1]	133,000	529,261
Cross Country Healthcare [1]	150,800	1,316,484
National Research [2]	89,529	3,455,819
PetIQ Cl. A [1]	25,000	982,750
Psychemedics Corporation [2]	37,500	705,375
U.S. Physical Therapy	10,000	1,186,000

		12,063,834

Health Care Technology - 1.2%
Tabula Rasa HealthCare [1,2]	47,500	3,856,525
Vocera Communications [1]	33,100	1,210,798

		5,067,323

Life Sciences Tools & Services - 1.0%
NeoGenomics [1]	125,000	1,918,750
Quanterix Corporation [1]	115,500	2,474,010

		4,392,760

Pharmaceuticals - 0.5%
Agile Therapeutics [1,2]	80,000	29,320
Aratana Therapeutics [1]	9,200	53,728
Corium International [1]	4,900	46,599
Correvio Pharma [1]	33,800	135,876
Theravance Biopharma [1]	59,009	1,927,824

		2,193,347

Total		63,476,387

Industrials – 21.9%
Aerospace & Defense - 0.2%
Astronics Corporation [1]	2,460	107,010
CPI Aerostructures [1]	21,800	182,030
Innovative Solutions and Support [1]	78,828	200,223
SIFCO Industries [1]	45,800	231,290

		720,553

Building Products - 1.3%
Burnham Holdings Cl. A [3]	117,000	1,732,770
CSW Industrials [1]	20,000	1,074,000
DIRTT Environmental Solutions [1]	96,000	485,333
Insteel Industries	44,200	1,585,896
Patrick Industries [1]	17,250	1,021,200

		5,899,199

Commercial Services & Supplies - 2.6%
Acme United	25,000	532,000
Atento	218,701	1,640,257
Civeo Corporation [1]	150,000	622,500
CompX International Cl. A	78,200	1,063,520
Heritage-Crystal Clean [1,2,4]	216,077	4,613,244
Hudson Technologies [1]	50,000	64,000
PICO Holdings [2,4]	121,200	1,521,060
Team [1,2,4]	57,500	1,293,750

		11,350,331

Construction & Engineering - 3.2%
Ameresco Cl. A [1]	251,400	3,431,610
Construction Partners Cl. A [1]	4,200	50,820
Granite Construction	13,500	616,950
IES Holdings [1,2]	206,800	4,032,600
Infrastructure and Energy Alternatives [1]	205,000	2,152,500
Infrastructure and Energy Alternatives
(Warrants) [1]	100,000	169,000
Northwest Pipe [1,2]	61,600	1,216,600
NV5 Global [1,2]	27,400	2,375,580

		14,045,660

Electrical Equipment - 0.8%
American Superconducter [1]	22,700	157,765
Encore Wire [2]	4,100	205,410
LSI Industries	147,412	678,095
Powell Industries	21,400	775,964
Power Solutions International [1,2,3,4]	21,100	247,925
Preformed Line Products	20,743	1,457,818
Revolution Lighting Technologies [1,2,4]	81,200	230,608

		3,753,585

Industrial Conglomerates - 1.0%
Raven Industries [2]	92,700	4,241,025

Machinery - 8.5%
CIRCOR International [1,2]	154,800	7,353,000
Eastern Company (The)	39,750	1,128,900
Exco Technologies	85,400	624,805
Foster (L.B.) Company [1,2,4]	95,300	1,958,415
FreightCar America [1]	5,500	88,385
Global Brass and Copper Holdings	5,000	184,500
Graham Corporation [2]	75,150	2,116,976
Harsco Corporation [1]	4,400	125,620
Hurco Companies [2]	36,866	1,662,657
Kadant [2]	48,800	5,263,080
Kornit Digital [1]	43,900	961,410
Lindsay Corporation [2]	32,600	3,267,824
Luxfer Holdings [2]	64,012	1,488,279
Lydall [1]	12,800	551,680
NN	45,300	706,680
Sun Hydraulics [2]	74,000	4,053,720
Tennant Company	34,400	2,612,680
Titan International	212,200	1,574,524
Twin Disc [1]	4,300	99,072
Westport Fuel Systems [1]	454,500	1,363,500

		37,185,707

Marine - 1.6%
Clarkson	109,900	3,867,580
Eagle Bulk Shipping [1]	540,000	3,034,800

		6,902,380

Professional Services - 0.8%
Acacia Research [1,2]	190,000	608,000
CBIZ [1]	47,000	1,113,900
Franklin Covey [1]	40,100	948,365
GP Strategies [1]	7,600	128,060
IBI Group [1]	84,500	296,353
InnerWorkings [1]	30,400	240,768
Kforce [2]	2,800	105,280
Resources Connection	11,200	185,920

		3,626,646

Road & Rail - 0.9%
Marten Transport	5,500	115,775
Patriot Transportation Holding [1,2]	55,764	1,065,650
Universal Logistics Holdings [2]	75,200	2,767,360

		3,948,785

Trading Companies & Distributors - 1.0%
Central Steel and Wire (Escrow) [1,5]	405	12,348
EnviroStar [2,4]	44,300	1,725,485
Houston Wire & Cable [1]	331,418	2,551,919

		4,289,752

Total		95,963,623

Information Technology – 16.7%
Communications Equipment - 0.3%
Clearfield [1]	85,200	1,145,940
EMCORE Corporation [1]	8,300	39,425
PCTEL	34,100	158,565

		1,343,930

Electronic Equipment, Instruments & Components - 8.1%
Airgain [1,2]	8,200	107,748
Bel Fuse Cl. A	67,705	1,430,607
eMagin Corporation [1]	125,000	187,500
eMagin Corporation (Warrants) [1,5]	50,000	0
ePlus [1]	2,100	194,670
Fabrinet [1]	2,200	101,772
FARO Technologies [1,2,4]	75,300	4,845,555
Firan Technology Group [1]	25,000	44,904
HollySys Automation Technologies	51,900	1,109,103
Inficon Holding	3,220	1,645,435
LightPath Technologies Cl. A [1]	100,000	201,500
Mesa Laboratories [2]	49,500	9,188,190
nLIGHT [1,2,4]	173,200	3,846,772
Novanta [1]	36,200	2,476,080
Orbotech [1,2,4]	62,800	3,732,832
PAR Technology [1]	60,268	1,339,155
PC Connection [2]	43,716	1,700,115
Perceptron [1]	8,500	82,875
Richardson Electronics	316,900	2,779,213
Rogers Corporation [1,2]	600	88,392
Vishay Precision Group [1]	10,000	374,000

		35,476,418

IT Services - 0.5%
Computer Task Group [1]	150,838	787,374
Conduent [1]	30,000	675,600
Hackett Group (The)	27,700	558,155

		2,021,129

Semiconductors & Semiconductor Equipment - 4.9%
Adesto Technologies [1]	97,000	577,150
Alpha & Omega Semiconductor [1]	3,300	38,379
Amtech Systems [1,2]	92,184	492,262
AXT [1]	100,000	715,000
Brooks Automation [2]	90,300	3,163,209
CyberOptics Corporation [1]	45,500	919,100
Everspin Technologies [1]	5,900	45,312
FormFactor [1]	22,869	314,449
Kulicke & Soffa Industries [2]	77,200	1,840,448
Nanometrics [1,2]	64,600	2,423,792
NeoPhotonics Corporation [1,2,4]	79,900	663,170
Nova Measuring Instruments [1,2]	71,400	1,878,534
PDF Solutions [1]	189,700	1,712,991
Photronics [1]	240,800	2,371,880
Rudolph Technologies [1]	52,100	1,273,845
Silicon Motion Technology ADR	34,100	1,831,170
Ultra Clean Holdings [1,2]	61,900	776,845
Veeco Instruments [1,2,4]	17,500	179,375
Xcerra Corporation [1]	15,600	222,612

		21,439,523

Software - 2.0%
Agilysys [1]	90,000	1,467,000
Amber Road [1]	25,000	240,500
American Software Cl. A	120,352	1,459,870
MINDBODY Cl. A [1]	38,900	1,581,285
Monotype Imaging Holdings	15,000	303,000
Optiva [1]	3,000	113,575
RealNetworks [1]	100,171	294,503
Rubicon Project [1]	75,000	270,000
SeaChange International [1]	90,700	162,353
Solium Capital [1]	317,500	2,780,107
Support.com [1]	105,600	306,240

		8,978,433

Technology Hardware, Storage & Peripherals - 0.9%
AstroNova	5,300	114,480
Cray [1]	19,700	423,550
Intevac [1]	547,800	2,848,560
USA Technologies [1]	90,500	651,600

		4,038,190

Total		73,297,623

Materials – 5.8%
Chemicals - 2.3%
Balchem Corporation	10,575	1,185,352
LSB Industries [1]	135,800	1,328,124
OMNOVA Solutions [1]	25,000	246,250
Quaker Chemical [2,4]	24,400	4,933,924
Rayonier Advanced Materials	50,000	921,500
Trecora Resources [1]	89,600	1,254,400

		9,869,550

Construction Materials - 0.3%
Monarch Cement [3]	16,303	1,190,119
U.S. Concrete [1]	2,500	114,625

		1,304,744

Containers & Packaging - 0.3%
UFP Technologies [1]	36,445	1,339,354

Metals & Mining - 2.9%
Alamos Gold Cl. A	186,044	854,133
Ampco-Pittsburgh [1]	79,002	466,112
Haynes International [2]	27,400	972,700
Hudbay Minerals	62,200	314,110
Imdex [1]	750,666	645,716
Impala Platinum Holdings [1]	500,000	972,333
MAG Silver [1]	154,050	1,249,346
Major Drilling Group International [1]	921,657	3,460,718
Olympic Steel	35,000	730,450
Pretium Resources [1]	80,000	608,214
Sandstorm Gold [1]	510,000	1,902,300
Universal Stainless & Alloy Products [1]	16,500	420,915
Victoria Gold [1]	890,000	241,164

		12,838,211

Total		25,351,859

Real Estate – 3.4%
Real Estate Management & Development - 3.4%
Altus Group	87,000	2,061,758
FRP Holdings [1,2,4]	69,000	4,284,900
Marcus & Millichap [1,2]	49,567	1,720,470
RMR Group Cl. A	34,900	3,238,720
Tejon Ranch [1,2]	154,994	3,364,920

Total		14,670,768

Utilities – 0.5%
Independent Power & Renewable Electricity Producer - 0.0%
Innergex Renewable Energy	15,573	156,496

Water Utilities - 0.5%
AquaVenture Holdings [1]	50,000	903,500
Global Water Resources	106,000	1,122,540

		2,026,040

Total		2,182,536

TOTAL COMMON STOCKS
(Cost $333,409,910)		441,910,417

PREFERRED STOCK – 0.5%
Chicken Soup For The Soul Entertainment
9.75% Ser. A [2]	80,000	2,077,600

(Cost $2,000,000)		2,077,600

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $16,430,575 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 2/15/43, valued at $16,763,061)
(Cost $16,430,000)	16,430,000

TOTAL INVESTMENTS – 105.1%
(Cost $351,839,910)	460,418,017

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.1)%	(22,367,102)

NET ASSETS – 100.0%	$438,050,915

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2018. Total market value of pledged securities at September 30, 2018, was $45,556,195.

[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]	At September 30, 2018, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $19,785,566.
[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $352,826,428. At September 30, 2018, net unrealized appreciation for all securities was $107,591,589, consisting of aggregate gross unrealized appreciation of $152,817,311 and aggregate gross unrealized depreciation of $45,225,722. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$433,546,356	$ 8,109,913	$254,148	$441,910,417
Preferred Stocks	2,077,600	–	–	2,077,600
Cash Equivalents	–	16,430,000	–	16,430,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2018, securities valued at $1,664,785 were transferred from Level 1 to Level 2 and securities valued at $14,107,970 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of		Realized	Unrealized
	12/31/17	Purchases	Gain (Loss)	Gain (Loss)	Balance as of 9/30/18

Common Stocks	$241,800	$0	$–	$12,348	$254,148

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at		Unobservable		Impact to Valuation From
	9/30/18	Valuation Technique(s)	Input(s)	Range Average	an Increase in Input [1]

Common Stocks	$254,148	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2018 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2018, the Fund has outstanding borrowings of $22,000,000. During the period ended September 30, 2018, the Fund borrowed an average daily balance of $43,479,853. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Micro-Cap Trust, Inc.

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Micro-Cap Trust, Inc.

Date: November 26, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, Royce Micro-Cap Trust, Inc.

Date: November 26, 2018